MEZZANINE EQUITY - CONVERTIBLE PREFERRED SHARES (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Series I Convertible Preferred Stock [Member]
INCREASE / (DECREASE) IN VALUE OF CONVERTIBLE PREFERRED MEZZANINE EQUITY	$ 9,285,715	$ (23,709,069)